Shareholders' Equity (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-based Compensation
Stock-based compensation expense	$ 47,101	$ 19,358	$ 16,607
Alibaba
Stock-based Compensation
Stock-based compensation expense	27,100
Costs of revenues
Stock-based Compensation
Stock-based compensation expense	6,234	3,154	3,346
Sales and marketing
Stock-based Compensation
Stock-based compensation expense	8,643	3,729	3,155
Product development
Stock-based Compensation
Stock-based compensation expense	11,418	3,776	3,082
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 20,806	$ 8,699	$ 7,024